Pension and Postretirement Benefit Plans - Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2024	$ 46
2025	33
2026	34
2027	33
2028	32
Years 2029 through 2033	165
Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2024	1
2025	1
2026	1
2027	1
2028	1
Years 2029 through 2033	8
U.S. | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2024	41
2025	28
2026	29
2027	28
2028	28
Years 2029 through 2033	126
U.S. | Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2024	1
2025	1
2026	1
2027	1
2028	1
Years 2029 through 2033	6
Non U.S. | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2024	5
2025	5
2026	5
2027	5
2028	4
Years 2029 through 2033	39
Canada | Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2024	0
2025	0
2026	0
2027	0
2028	0
Years 2029 through 2033	$ 2